UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-584-2366

                      DATE OF FISCAL YEAR END: MAY 31, 2009

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                            (THE ARBITRAGE FUND LOGO)

                               41 Madison Avenue
                                   28th Floor
                            New York, New York 10010
                                  800-295-4485
                               www.thearbfund.com

                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 2008
                                  (UNAUDITED)

                            (THE ARBITRAGE FUND LOGO)

                           WATER ISLAND CAPITAL, LLC
                                41 MADISON AVENUE
                                   28TH FLOOR
                            NEW YORK, NEW YORK 10010

                                   ----------

                                  800-295-4485
                               www.thearbfund.com

Dear Shareholder,

With the accompanying distribution of the semi-annual report for The Arbitrage Fund (the "Fund") (whose fiscal year ends May 31st), I'd first like to thank you, on behalf of our entire team, for your continued support during these volatile times in our financial markets. I'd also like to take this opportunity to briefly report on the year just ended, and our outlook for 2009.

Since this Fund's inception in 2000, our investment team's approach has consistently emphasized capital preservation as the bedrock of this Fund's investment objective; to deliver consistent, absolute returns in all market environments. During 2008, the historic decline in equity markets, coupled with disastrous price performance across most asset classes, surely tested money managers across the globe. We witnessed the failure of a number of financial institutions and investment funds that failed to maintain a disciplined risk regimen with regard to their business practices. Leveraged business models and portfolios were unable to withstand the volatility and distress associated with the financial markets in 2008.

I am pleased to report that the Fund, although not immune from the turbulence and troubles impacting the financial markets in 2008, provided our shareholders shelter during this chaotic period. For the calendar year, the Fund's decline of less than 1% (-0.55% ARBNX, -0.63% ARBFX) illustrates the solid risk discipline and management capabilities of this investment team. The Fund managed not only to avoid the pitfalls experienced by most fund managers during the year, but also outperformed by wide margins its merger arbitrage peers, both private and public, for the second year in a row.

Looking back on 2008, the merger arbitrage strategy witnessed its share of issues, including failed and re-priced transactions, brought on by the severe economic environment that especially impacted the financial markets during the second half of the year. In hindsight, even our typically cautious approach proved too optimistic for the onslaught of economic distress that characterized the investment environment throughout last year. Equity market volatility translated into historically wide spreads, which in turn reflected the increased risks associated with closing transactions during such a difficult economic period. While an unprecedented number of transactions faltered during 2008, the Fund invested in over 160 transactions across the globe that reached a successful conclusion.

For the year ahead, we expect that, similar to 2008, there will be significant consolidation taking place across many sectors of the global economy, borne both out of necessity in the case of those sectors whose survival may be in doubt, and those whose fortunes, both present and future, are enhanced through the benefits of scale, extended reach, and enhanced product offerings that can accompany consolidation. We expect that, like 2008, it will be strategic parties with strong balance sheets and access to credit markets that will dominate the merger landscape. Transactions will, for the most part, continue to be smaller than in prior years, with private equity and large leveraged deals unlikely. Merger activity will continue to be linked, in part, to the health of the credit markets; so the biggest variable to merger flows this year will clearly be tied to the continued return to health of the credit markets.

The Fund and its investment team remain committed to investing in transactions both here and abroad, both large and small, that meet the stringent risk criteria that we follow when constructing our portfolio. Again, we appreciate your continued support and trust in our organization and look forward to communicating with you again over the months ahead. Please feel free to contact us or visit our website at www.thearbfund.com should you have any questions, or to stay abreast of developments at the Fund.

Best regards,


/s/ John S. Orrico

John S. Orrico, CFA
President, Water Island Capital, LLC

THE MATERIAL ABOVE REFLECTS THE MANAGER'S OPINION OF THE MARKET AS OF A CERTAIN DATE AND SHOULD NOT BE RELIED UPON AS INVESTMENT ADVICE. THE FUND USES INVESTMENT TECHNIQUES THAT ARE DIFFERENT FROM THE RISKS ORDINARILY ASSOCIATED WITH EQUITY INVESTMENTS. SUCH TECHNIQUES AND STRATEGIES INCLUDE MERGER ARBITRAGE RISKS, HIGH PORTFOLIO RISKS, OPTION RISKS, BORROWING RISKS, SHORT SALE RISKS, AND FOREIGN INVESTMENT RISKS, WHICH MAY INCREASE VOLATILITY AND MAY INCREASE COSTS AND LOWER PERFORMANCE.

THE ARBITRAGE FUND IS DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH THE ADVISER OR ANY AFFILIATE.

THIS REPORT IS INTENDED FOR THE FUND'S SHAREHOLDERS. IT MAY NOT BE DISTRIBUTED TO PROSPECTIVE INVESTORS UNLESS IT IS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                               THE ARBITRAGE FUND
                       Statement of Assets and Liabilities
                          November 30, 2008 (Unaudited)

ASSETS
   Investments:
      At acquisition cost                                                     $211,393,423
                                                                              ============
      At value (Note 1)                                                       $204,339,190
   Deposits with brokers for securities sold short (Note 1)                     22,674,447
   Deposits with swap counterparties                                             5,746,268
   Cash                                                                          1,524,505
   Receivable for investment securities sold                                    21,340,282
   Receivable for capital shares sold                                              639,586
   Unrealized appreciation on forward currency exchange contracts (Note 9)         586,612
   Unrealized appreciation on spot currency exchange contracts                      38,706
   Unrealized appreciation on equity swap contracts                                  8,482
   Dividends receivable                                                            346,963
   Prepaid expenses                                                                 76,617
   Reclaims receivable                                                              10,950
                                                                              ------------
      Total Assets                                                             257,332,608
                                                                              ------------
LIABILITIES
   Securities sold short, at value (Note 1) (proceeds $36,533,192)              29,621,664
   Written options, at value (Notes 1 and 2) (premiums received $2,996,787)      3,941,550
   Loan payable (Note 3)                                                        10,000,000
   Bank overdraft denominated in foreign currency (proceeds $387,107)              396,833
   Payable for investment securities purchased                                  13,089,664
   Unrealized depreciation on equity swap contracts                              2,256,695
   Unrealized depreciation on forward currency exchange contracts (Note 9)         287,423
   Payable to Adviser (Note 4)                                                     204,095
   Payable for capital shares redeemed                                             137,105
   Dividends payable on securities sold short (Note 1)                             121,880
   Payable to Distributor (Note 4)                                                  29,522
   Payable to Administrator (Note 4)                                                16,189
   Payable to Trustees                                                              14,998
   Payable to Chief Compliance Officer (Note 4)                                      3,890
   Other accrued expenses and liabilities                                           70,735
                                                                              ------------
      Total Liabilities                                                         60,192,243
                                                                              ------------
   NET ASSETS                                                                 $197,140,365
                                                                              ============
NET ASSETS CONSIST OF:
Paid-in capital                                                               $206,417,372
Accumulated net investment loss                                                 (1,587,018)
Accumulated net realized losses on investments, equity swap contracts, securities sold short, written option contracts and foreign
   currencies                                                                   (4,637,300)
Net unrealized appreciation (depreciation) on:
   Investments                                                                  (7,054,233)
   Equity swap contracts                                                        (2,248,213)
   Securities sold short                                                         6,911,528
   Written option contracts                                                       (944,763)
   Translation of assets and liabilities denominated in foreign currencies         282,992
                                                                              ------------
NET ASSETS                                                                    $197,140,365
                                                                              ============
CLASS R SHARES
Net assets applicable to Class R shares                                       $116,666,119
                                                                              ============
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                     9,745,000
                                                                              ============
Net asset value and offering price per share(a)                               $      11.97
                                                                              ============
CLASS I SHARES
Net assets applicable to Class I shares                                       $ 80,474,246
                                                                              ============
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                     6,634,237
                                                                              ============
Net asset value and offering price per share(a)                               $      12.13
                                                                              ============

(a)  Redemption price varies based on length of time held (Note 1).

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                             Statement of Operations
             For the Six Months Ended November 30, 2008 (Unaudited)

INVESTMENT INCOME
   Dividends (net of withholding taxes of $18,807)                  $  2,194,955
                                                                    ------------
      Total Income                                                     2,194,955
                                                                    ------------
EXPENSES
   Investment advisory fees (Note 4)                                   1,235,383
   Distribution expense, Class R (Note 4)                                143,678
   Administration fees (Note 4)                                           98,829
   Trustees' fees                                                         24,748
   Chief Compliance Officer fees (Note 4)                                 10,056
   Dividend expense                                                      489,771
   Custodian and bank service fees                                        65,435
   Transfer agent fees (Note 4)                                           51,472
   Insurance expense                                                      32,372
   Professional fees                                                      30,539
   Registration and filing fees                                           29,650
   Interest expense (Note 3)                                              16,935
   Printing of shareholder reports                                        14,522
   Other expenses                                                          8,617
                                                                    ------------
      Total Expenses                                                   2,252,007
   Fees waived by the Adviser (Note 4)                                    (9,432)
   Recovery of investment advisory fees previously
      waived (Note 4)                                                     17,350
                                                                    ------------
      Net Expenses                                                     2,259,925
                                                                    ------------
NET INVESTMENT LOSS                                                      (64,970)
                                                                    ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND
   FOREIGN CURRENCIES
   Net realized gains (losses) from:
      Investments                                                    (24,212,361)
      Equity swap contracts                                           (2,418,139)
      Securities sold short                                            9,012,961
      Written option contracts                                         5,938,560
      Foreign currency transactions (Note 6)                           4,640,359
   Net change in unrealized appreciation (depreciation) on:
      Investments                                                    (12,387,129)
      Equity swap contracts                                           (2,130,370)
      Securities sold short                                            8,158,656
      Written option contracts                                        (1,302,299)
      Foreign currency transactions (Note 6)                             840,367
                                                                    ------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN
   CURRENCIES                                                        (13,859,395)
                                                                    ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(13,924,365)
                                                                    ============

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                       Statement of Changes in Net Assets

                                                                   SIX MONTHS
                                                                     ENDED           YEAR
                                                                  NOVEMBER 30,       ENDED
                                                                      2008          MAY 31,
                                                                   (UNAUDITED)       2008
                                                                  ------------   ------------
FROM OPERATIONS
   Net investment loss                                            $    (64,970)  $   (119,389)
   Net realized gains (losses) from:
      Investments and equity swap contracts                        (26,630,500)    11,342,105
      Securities sold short                                          9,012,961       (279,471)
      Written option contracts                                       5,938,560      3,126,665
      Foreign currency transactions                                  4,640,359     (4,701,276)
   Net change in unrealized appreciation (depreciation) on:
      Investments and equity swap contracts                        (14,517,499)       213,964
      Securities sold short                                          8,158,656        553,363
      Written option contracts                                      (1,302,299)       363,699
      Foreign currency transactions                                    840,367        (66,020)
                                                                  ------------   ------------
Net increase (decrease) in net assets resulting from operations    (13,924,365)    10,433,640
                                                                  ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net realized gains, Class R                           --     (5,491,369)
   Distributions from net realized gains, Class I                           --     (5,509,264)
                                                                  ------------   ------------
Decrease in net assets from distributions to shareholders                   --    (11,000,633)
                                                                  ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS R
   Proceeds from shares sold                                        44,190,336     60,775,206
   Shares issued in reinvestment of distributions                           --      5,214,569
   Proceeds from redemption fees collected (Note 1)                     69,339          6,761
   Payments for shares redeemed                                    (31,114,649)   (29,038,185)
                                                                  ------------   ------------
Net increase in net assets from Class R share transactions          13,145,026     36,958,351
                                                                  ------------   ------------
CLASS I
   Proceeds from shares sold                                        25,169,633     34,167,669
   Shares issued in reinvestment of distributions                           --      4,541,919
   Proceeds from redemption fees collected (Note 1)                      2,171          8,323
   Payments for shares redeemed                                    (21,176,236)   (48,327,160)
                                                                  ------------   ------------
Net increase (decrease) in net assets from Class I share
   transactions                                                      3,995,568     (9,609,249)
                                                                  ------------   ------------
TOTAL INCREASE IN NET ASSETS                                         3,216,229     26,782,109
NET ASSETS
   Beginning of period                                             193,924,136    167,142,027
                                                                  ------------   ------------
   End of period                                                  $197,140,365   $193,924,136
                                                                  ============   ============
ACCUMULATED NET INVESTMENT LOSS                                   $ (1,587,018)  $ (1,522,048)
                                                                  ============   ============

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                             Statement of Cash Flows
             For the Six Months Ended November 30, 2008 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net decrease in net assets resulting from operations                            $   (13,924,365)
   Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
      Purchases of long-term portfolio investments                                  (1,094,380,347)
      Proceeds from sales of long-term portfolio investments                           981,078,852
      Proceeds from boxed positions                                                     53,515,069
      Sales of short-term investments                                                   (1,705,539)
      Payments to cover securities sold short                                         (140,903,484)
      Proceeds from securities sold short                                              164,686,515
      Realized gain on written option contracts                                         (5,938,560)
      Premiums received from written option contracts                                   12,839,063
      Realized losses from security transactions                                        15,199,400
      Change in unrealized depreciation from security transactions                       5,530,772
      Decrease in deposits with swap counterparties                                      1,886,782
      Decrease in deposits with brokers for securities sold short                          991,808
      Increase in receivable for investment securities sold                             (8,104,416)
      Increase in unrealized appreciation on forward currency exchange contracts          (155,812)
      Increase in unrealized appreciation on spot currency exchange contracts              (38,700)
      Decrease in unrealized appreciation on equity swap contracts                         140,193
      Increase in prepaid expenses                                                         (13,855)
      Decrease in reclaims receivable                                                        4,102
      Increase in dividends receivable                                                    (341,935)
      Increase in bank overdraft denominated in foreign currency                           253,987
      Increase in loan payable                                                          10,000,000
      Increase in payable for investment securities purchased                            2,958,584
      Decrease in unrealized depreciation on forward currency exchange contracts          (697,502)
      Decrease in unrealized depreciation on spot currency exchange contracts               (1,063)
      Increase in unrealized depreciation on equity swap contracts                       1,990,177
      Increase in payable to Adviser                                                        11,239
      Increase in payable to Distributor                                                     1,779
      Increase in payable to Administrator                                                     137
      Decrease in payable to Trustees                                                         (502)
      Increase in dividends payable on securities sold short                               112,427
      Increase in payable to Chief Compliance Officer                                           57
      Decrease in other accrued expenses and liabilities                                   (51,319)
                                                                                   ---------------
         Net cash used in operating activities                                         (15,056,456)
                                                                                   ---------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Proceeds from shares sold                                                            69,359,969
   Payments for shares redeemed                                                        (52,219,375)
   Decrease in payable for capital shares sold                                           1,180,605
   Decrease in payable for capital shares redeemed                                         (53,725)
                                                                                   ---------------
         Net cash provided by financing activities                                      18,267,474
                                                                                   ---------------
NET INCREASE IN CASH                                                                     3,211,018
CASH OVERDRAFT - BEGINNING OF PERIOD                                                    (1,686,513)
                                                                                   ---------------
CASH - END OF PERIOD                                                               $     1,524,505
                                                                                   ===============

See accompanying notes to financial statements.

                          THE ARBITRAGE FUND - CLASS R
                              Financial Highlights

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD

                                                SIX MONTHS
                                                   ENDED         YEAR         YEAR         YEAR        YEAR         YEAR
                                                  NOV. 30,      ENDED         ENDED        ENDED      ENDED        ENDED
                                                   2008         MAY 31,      MAY 31,      MAY 31,     MAY 31,     MAY 31,
                                                (UNAUDITED)      2008         2007         2006        2005         2004
                                                -----------   ---------     --------     --------   ---------    ---------
Net asset value at beginning of period          $  12.79      $  12.91       $ 12.73      $ 11.88    $  12.52     $  12.20
                                                --------      --------       -------      -------    --------     --------
Income (loss) from investment operations:
   Net investment income (loss)                    (0.01)(e)     (0.03)(e)      0.03(e)     (0.10)      (0.19)       (0.19)
   Net realized and unrealized gains (losses)
      on investments and foreign currencies        (0.81)(e)      0.78(e)       0.67(e)      0.95        0.07         1.01
                                                --------      --------       -------      -------    --------     --------
Total from investment operations                   (0.82)         0.75          0.70         0.85       (0.12)        0.82
                                                --------      --------       -------      -------    --------     --------
Less distributions:
   From net realized gains                            --         (0.87)        (0.52)          --       (0.52)       (0.50)
                                                --------      --------       -------      -------    --------     --------
Proceeds from redemption fees collected (a)         0.00          0.00          0.00         0.00        0.00         0.00
                                                --------      --------       -------      -------    --------     --------
Net asset value at end of period                $  11.97      $  12.79       $ 12.91      $ 12.73    $  11.88     $  12.52
                                                ========      ========       =======      =======    ========     ========
Total return (b)(f)                                (6.41%)        5.97%         5.64%        7.15%      (1.07%)       6.66%
                                                ========      ========       =======      =======    ========     ========
Net assets at end of period (000's)             $116,666      $112,092       $75,207      $87,643    $134,035     $239,494
                                                ========      ========       =======      =======    ========     ========
Ratio of gross expenses to average
   net assets                                       2.40%(g)      2.44%         2.38%        2.41%       2.36%        2.46%
Ratio of gross expenses to average net
   assets excluding interest and dividend
   expense (c)(d)                                   1.89%(g)      1.96%         2.12%        2.12%       2.06%        2.01%
Ratio of net expenses to average net
   assets excluding interest and dividend
   expense (c)(d)                                   1.88%(g)      1.90%         1.95%        1.95%       1.95%        1.95%
Ratio of net investment income (loss) to
   average net assets:
   Before advisory fees waived and
      expenses reimbursed                          (0.19%)(g)    (0.31%)        0.06%       (0.44%)     (1.27%)      (1.76%)
   After advisory fees waived and
      expenses reimbursed                          (0.18%)(g)    (0.25%)        0.23%       (0.28%)     (1.16%)      (1.69%)
Portfolio turnover rate                              485% (f)      712%          383%         394%        387%         251%

(a)  Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Dividend expense totaled 0.49%, 0.48%, 0.26%, 0.29%, 0.30%, and 0.45% of average net assets for the periods ended November 30, 2008 and May 31, 2008, 2007, 2006, 2005, and 2004, respectively.

(d) Interest expense totaled 0.02% of average net assets for the period ended November 30, 2008.

(e)  Per share amounts were calculated using average shares for the period.

(f)  Not annualized.

(g)  Annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

                          THE ARBITRAGE FUND - CLASS I
                              Financial Highlights

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD

                                                SIX MONTHS
                                                   ENDED       YEAR          YEAR       YEAR     YEAR      PERIOD
                                                  NOV. 30,     ENDED        ENDED      ENDED     ENDED      ENDED
                                                   2008       MAY 31,       MAY 31,    MAY 31,   MAY 31,    MAY 31,
                                                (UNAUDITED)    2008          2007       2006      2005      2004(a)
                                                -----------   -------       -------    -------   -------   --------
Net asset value at beginning of period          $ 12.95       $ 13.03       $ 12.81    $ 11.93   $ 12.54   $  12.86
                                                -------       -------       -------    -------   -------   --------
Income (loss) from investment operations:
   Net investment income (loss)                    0.01(f)(j)    0.01(f)(j)    0.06(f)   (0.10)    (0.15)     (0.07)
   Net realized and unrealized gains (losses)
      on investments and foreign currencies       (0.83)(f)      0.78 (f)      0.68(f)    0.98      0.06       0.25
                                                -------       -------       -------    -------   -------   --------
Total from investment operations                  (0.82)         0.79          0.74       0.88     (0.09)      0.18
                                                -------       -------       -------    -------   -------   --------
Less distributions:
   From net realized gains                           --         (0.87)        (0.52)        --     (0.52)     (0.50)
                                                -------       -------       -------    -------   -------   --------
Proceeds from redemption fees collected (b)        0.00          0.00          0.00       0.00      0.00       0.00
                                                -------       -------       -------    -------   -------   --------
Net asset value at end of period                $ 12.13       $ 12.95       $ 13.03    $ 12.81   $ 11.93   $  12.54
                                                =======       =======       =======    =======   =======   ========
Total return (c)(g)                               (6.33%)        6.23%         5.92%      7.38%    (0.82%)     1.35%
                                                =======       =======       =======    =======   =======   ========
Net assets at end of period (000's)             $80,474       $81,832       $91,935    $88,011   $94,417   $169,330
                                                =======       =======       =======    =======   =======   ========
Ratio of gross expenses to average
   net assets                                      2.15%(h)      2.20%         2.13%      2.16%     2.14%      2.27%(h)
Ratio of gross expenses to average net
   assets excluding interest and dividend
   expense (d)(e)                                  1.64%(h)      1.72%         1.87%      1.87%     1.84%      1.82%(h)
Ratio of net expenses to average net
   assets excluding interest and dividend
   expense (d)(e)                                  1.63%(h)      1.65%         1.70%      1.70%     1.70%      1.70%(h)
Ratio of net investment income (loss) to
   average net assets:
   Before advisory fees waived and
      expenses reimbursed                          0.09%(h)      0.04%         0.28%     (0.29%)   (1.05%)    (1.56%)(h)
   After advisory fees waived and
      expenses reimbursed                          0.10%(h)      0.11%         0.46%     (0.12%)   (0.91%)    (1.44%)(h)
Portfolio turnover rate                             485%(g)       712%          383%       394%      387%       251%(i)

(a) Represents the period from the commencement of operations (October 17, 2003) through May 31, 2004.

(b)  Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Dividend expense totaled 0.49%, 0.48%, 0.26%, 0.29%, 0.30% and 0.45%(h) of average net assets for the periods ended November 30, 2008 and May 31, 2008, 2007, 2006, 2005 and 2004, respectively.

(e) Interest expense totaled 0.02% of average net assets for the period ended November 30, 2008.

(f)  Per share amounts were calculated using average shares for the period.

(g)  Not annualized.

(h)  Annualized.

(i) Represents the portfolio turnover rate for the Fund as a whole for the year ended May 31, 2004.

(j) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          November 30, 2008 (Unaudited)

    SHARES                                                            VALUE
---------------                                                  ---------------
                  COMMON STOCK -- 103.19%
                  AUTO COMPONENTS -- 2.16%
         59,601   Continental AG .............................   $     4,265,425
                                                                 ---------------
                  BANKS -- 4.58%
         39,248   Benjamin Franklin Bancorp, Inc. ............           509,831
        283,066   National City Corp. ........................           568,963
         66,500   Republic First Bancorp, Inc.(a) ............           556,605
      1,316,589   Wachovia Corp. .............................         7,399,230
                                                                 ---------------
                                                                       9,034,629
                                                                 ---------------
                  BIOTECHNOLOGY -- 6.05%
         54,971   Genentech, Inc.(a)(b)(c) ...................         4,210,779
        170,159   Life Technologies Corp.(a) .................         4,441,155
        131,455   Omrix Biopharmaceuticals, Inc.(a) ..........         3,270,600
                                                                 ---------------
                                                                      11,922,534
                                                                 ---------------
                  CHEMICALS -- 10.45%
         87,230   Ashland, Inc.(c) ...........................           833,042
        749,277   Huntsman Corp.(c) ..........................         5,357,331
        210,687   Rohm & Haas Co.(b)(c) ......................        14,413,098
                                                                 ---------------
                                                                      20,603,471
                                                                 ---------------
                  COMMERCIAL SERVICES & SUPPLIES -- 0.16%
        139,497   TA Triumph Adler AG(a) .....................           313,305
                                                                 ---------------
                  COMPUTERS & COMPUTER SERVICES -- 9.00%
      1,145,286   Foundry Networks, Inc.(a)(c) ...............        17,740,480
                                                                 ---------------
                  FINANCIAL SERVICES -- 11.93%
        854,076   Loring Ward International Ltd. .............         7,534,820
      1,209,862   Merrill Lynch & Co., Inc.(b)(c) ............        15,994,375
                                                                 ---------------
                                                                      23,529,195
                                                                 ---------------
                  GAS/NATURAL GAS -- 4.75%
        194,887   Buckeye GP Holdings LP .....................         2,747,907
        270,527   Puget Energy, Inc.(b)(c) ...................         6,622,501
                                                                 ---------------
                                                                       9,370,408
                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 0.21%
         21,301   WebMD Health Corp., Cl A(a) ................           408,553
                                                                 ---------------
                  INSURANCE -- 13.28%
        183,728   Castlepoint Holdings Ltd. ..................         1,885,049
        213,518   Nationwide Financial Services, Cl A(b) .....        10,846,714
        218,877   Philadelphia Consolidated Holding Co.(a) ...        13,449,992
                                                                 ---------------
                                                                      26,181,755
                                                                 ---------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2008 (Unaudited)

    SHARES                                                            VALUE
---------------                                                  ---------------
                  COMMON STOCK -- 103.19% (CONTINUED)
                  INTERNET & CATALOG RETAIL -- 1.30%
        415,590   Zones, Inc.(a) .............................   $     2,555,879
                                                                 ---------------
                  INTERNET SOFTWARE & SERVICES -- 0.43%
        147,648   Sourcefire, Inc.(a) ........................           853,406
                                                                 ---------------
                  MACHINERY -- 2.06%
      1,072,598   TurboChef Technologies, Inc.(a) ............         4,054,420
                                                                 ---------------
                  MEDICAL PRODUCTS & SERVICES -- 14.92%
         12,907   Alpharma, Inc., Cl A(a) ....................           465,943
        206,172   Barr Pharmaceuticals, Inc.(a)(b) ...........        13,481,587
        296,171   Datascope Corp.(b) .........................        15,463,088
                                                                 ---------------
                                                                      29,410,618
                                                                 ---------------
                  METALS & MINING -- 0.20%
         90,350   Forsys Metals Corp.(a) .....................           403,998
                                                                 ---------------
                  MISCELLANEOUS BUSINESS SERVICES -- 0.32%
        788,421   Goldleaf Financial Solutions, Inc.(a) ......           622,853
                                                                 ---------------
                  OIL & GAS DRILLING -- 4.93%
      1,738,071   Grey Wolf, Inc.(a) .........................         9,524,629
         99,681   Scorpion Offshore Ltd.(a) ..................           190,626
                                                                 ---------------
                                                                       9,715,255
                                                                 ---------------
                  PETROLEUM EXPLORATION & PRODUCTION -- 0.65%
        926,573   Buru Energy Ltd.(a) ........................           108,609
      1,000,000   New Standard Energy Ltd.(a) ................            20,187
         76,967   Revus Energy ASA(a) ........................         1,153,344
                                                                 ---------------
                                                                       1,282,140
                                                                 ---------------
                  SEMICONDUCTORS -- 2.16%
        216,062   Transmeta Corp.(a) .........................         3,878,313
        137,899   Zilog, Inc.(a) .............................           375,085
                                                                 ---------------
                                                                       4,253,398
                                                                 ---------------
                  SOFTWARE -- 6.59%
        104,499   Digimarc Corp.(a) ..........................           940,487
      1,451,915   i2 Technologies, Inc.(a)(c) ................        12,050,894
                                                                 ---------------
                                                                      12,991,381
                                                                 ---------------
                  TELEPHONES & TELECOMMUNICATIONS -- 0.80%
         12,698   BCE, Inc.(c) ...............................           255,249
         40,222   Embarq Corp ................................         1,312,846
                                                                 ---------------
                                                                       1,568,095
                                                                 ---------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2008 (Unaudited)

     SHARES                                                           VALUE
---------------                                                  ---------------
                  COMMON STOCK -- 103.19% (CONTINUED)
                  TOBACCO -- 5.23%
        149,929   UST, Inc.(b) ...............................   $    10,307,619
                                                                 ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 1.03%
        263,072   Centennial Communications Corp.(a) .........         2,033,547
                                                                 ---------------
                     TOTAL COMMON STOCK (Cost $210,365,301) ..   $   203,422,364
                                                                 ---------------

     SHARES                                                           VALUE
---------------                                                  ---------------
                  WARRANTS -- 0.00%
        308,857   Buru Energy Ltd., Expires 10/10(a)
                     (Cost $--) ..............................   $            --
                                                                 ---------------

    CONTRACT                                                          VALUE
---------------                                                  ---------------
                  CALL OPTION CONTRACT(a) -- 0.00%
                  Ashland, Inc.,
            199      12/08 at $17.5 (Cost $42,180) ...........   $           995
                                                                 ---------------

   CONTRACTS                                                          VALUE
---------------                                                  ---------------
                  PUT OPTION CONTRACTS(a) -- 0.17%
                  Anheuser Busch Cos., Inc.,
            248      12/08 at $50 ............................   $            --
                  Genentech, Inc.,
             25      12/08 at $75 ............................             8,125
             50      12/08 at $80 ............................            29,000
                  Puget Energy, Inc.,
             66      12/08 at $20 ............................             8,250
            245      12/08 at $22.5 ..........................            41,650
             64      12/08 at $25 ............................            16,640
             30      01/09 at $25 ............................             9,225
                  Rohm & Haas Co.,
            397      01/09 at $60 ............................           232,245
                                                                 ---------------
                     TOTAL PUT OPTION CONTRACTS
                        (Cost $415,246) ......................   $       345,135
                                                                 ---------------

      FACE
     AMOUNT                                                           VALUE
---------------                                                  ---------------
                  TIME DEPOSIT -- 0.29%
$       570,696   State Street Bank, 0.500%(d)
                     (Cost $570,696) .........................   $       570,696
                                                                 ---------------
                     TOTAL INVESTMENTS AT VALUE -- 103.65%
                        (Cost $211,393,423) ..................   $   204,339,190
                                                                 ===============

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2008 (Unaudited)

As of November 30, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

                                                      UNREALIZED
                     CURRENCY         CURRENCY       APPRECIATION
SETTLEMENT DATE     TO DELIVER       TO RECEIVE     (DEPRECIATION)
---------------   --------------   --------------   --------------
02/06/09 ......   CAD 25,691,886   USD 21,099,823   $      375,991
02/06/09 ......   EUR  4,734,423   USD  6,017,413           14,716
02/06/09 ......   NOK 11,216,792   USD  1,632,255           37,145
02/06/09 ......   USD 15,481,229   CAD 19,033,576         (128,186)
02/06/09 ......   USD    114,243   NOK    800,000             (477)
                                                    --------------
                                                    $      299,189
                                                    ==============

CAD -- Canadian Dollar
EUR -- Euro
NOK -- Norwegian Krone
USD -- United States Dollar

As of November 30, 2008, the Fund had equity swap contracts outstanding as follows:

                                                                    UNREALIZED
                                                                   APPRECIATION
     SHARES                                                       (DEPRECIATION)
---------------                                                  ---------------
        157,262   BCE, Inc., Equity Swap
                     (Cost $5,417,899, Market Value
                     $3,161,204) Terminating
                     09/18/09-02/10/10 .......................   $    (2,256,695)
         45,200   Progress Energy Trust, Equity Swap
                     (Cost $328,369, Market Value $336,851)
                     Terminating 09/18/09-02/22/10 ...........             8,482
                                                                 ---------------
                                                                 $    (2,248,213)
                                                                 ===============

Percentages are based on net assets of $197,140,365.

(a)  Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

(c)  Underlying security for a written/purchased call/put option.

(d)  Rate shown is the simple yield as of November 30, 2008.

Cl   -- Class

LP   -- Limited Partnership

Ltd. -- Limited

Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                       Schedule of Securities Sold Short
                          November 30, 2008 (Unaudited)

     SHARES                                                           VALUE
---------------                                                  ---------------
                  COMMON STOCK -- 15.03%
                  BANKS -- 5.80%
        316,256   Bank of America Corp.(b) ...................   $     5,139,160
         23,015   Independent Bank Corp. .....................           545,225
          2,020   Pennsylvania Commerce Bancorp, Inc.(a) .....            55,146
         11,096   PNC Financial Services Group, Inc. .........           585,536
        176,908   Wells Fargo & Co.(b) .......................         5,110,872
                                                                 ---------------
                                                                      11,435,939
                                                                 ---------------
                  BIOTECHNOLOGY -- 2.25%
        169,668   Life Technologies Corp.(a) .................         4,428,335
                                                                 ---------------
                  CHEMICALS -- 0.10%
         19,900   Ashland, Inc.(b) ...........................           190,045
                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 0.21%
         21,301   WebMD Health Corp., Cl A(a) ................           408,553
                                                                 ---------------
                  INSURANCE -- 0.70%
         60,281   Tower Group, Inc. ..........................         1,375,010
                                                                 ---------------
                  MACHINERY -- 0.58%
         35,149   Middleby Corp.(a) ..........................         1,137,773
                                                                 ---------------
                  MEDICAL PRODUCTS & SERVICES -- 2.84%
        129,636   Teva Pharmaceutical Industries Ltd. ........         5,593,793
                                                                 ---------------
                  OIL & GAS DRILLING -- 1.33%
        327,456   Precision Drilling Trust ...................         2,632,746
                                                                 ---------------
                  PETROLEUM EXPLORATION & PRODUCTION -- 0.17%
         36,300   ProEx Energy Ltd.(a) .......................           339,545
                                                                 ---------------
                  SOFTWARE -- 0.31%
         46,767   JDA Software Group, Inc.(a)(b) .............           616,389
                                                                 ---------------
                  TELEPHONES & TELECOMMUNICATIONS -- 0.74%
         55,103   CenturyTel, Inc. ...........................         1,463,536
                                                                 ---------------
                     TOTAL SECURITIES SOLD SHORT -- 15.03%
                        (Proceeds $36,533,192) ...............   $    29,621,664
                                                                 ===============

Percentages are based on net assets of $197,140,365.

(a)  Non-income producing security.

(b)  Underlying security for a written/purchased call/put option.

Cl -- Class

Ltd. -- Limited

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                          November 30, 2008 (Unaudited)

   CONTRACTS                                                          VALUE
---------------                                                  ---------------
                  WRITTEN CALL OPTIONS(a) -- 1.89%
                  Ashland, Inc.,
            122      12/08 at $10 ............................   $         9,455
                  Bank of America Corp.,
          3,534      12/08 at $12.5 ..........................         1,413,600
          3,451      12/08 at $15 ............................           726,435
          2,295      12/08 at $17.5 ..........................           206,550
                  BCE, Inc.,
            349      12/08 at $20 ............................            48,860
            524      12/08 at $22.5 ..........................            40,610
            298      12/08 at $25 ............................            11,175
                  Foundry Networks, Inc.,
          3,714      12/08 at $15 ............................           399,255
                  Genentech, Inc.,
            149      12/08 at $80 ............................            40,602
            149      12/08 at $85 ............................            20,488
             50      12/08 at $90 ............................             3,250
             50      12/08 at $100 ...........................               750
                  Huntsman Corp.,
            322      12/08 at $5 .............................            70,840
          1,020      12/08 at $7.5 ...........................            63,750
                  i2 Technologies, Inc.,
             50      12/08 at $7.5 ...........................             7,500
             10      12/08 at $10 ............................               325
                  JDA Software Group, Inc.,
            100      12/08 at $10 ............................            30,000
            100      12/08 at $12.5 ..........................            12,500
                  Merrill Lynch & Co., Inc.,
            556      12/08 at $10 ............................           202,940
            566      12/08 at $12.5 ..........................            99,333
            298      12/08 at $14 ............................            27,416
                  Rohm & Haas Co.,
            397      12/08 at $70 ............................           101,235
                  Wells Fargo & Co.,
            100      12/08 at $25 ............................            47,500
            100      12/08 at $26 ............................            40,000
            150      12/08 at $27 ............................            48,750
            100      12/08 at $28 ............................            26,000
            149      12/08 at $29 ............................            29,800
                                                                 ---------------
                     TOTAL WRITTEN CALL OPTIONS
                        (Premiums Received $2,702,845) .......   $     3,728,919
                                                                 ---------------

                               THE ARBITRAGE FUND
                  Schedule of Open Options Written (Continued)
                          November 30, 2008 (Unaudited)

   CONTRACTS                                                          VALUE
---------------                                                  ---------------
                  WRITTEN PUT OPTIONS(a) -- 0.11%
                  Foundry Networks, Inc.,
             74      12/08 at $12.5 ..........................   $         2,220
          1,588      12/08 at $15 ............................           107,190
                  Rohm & Haas Co.,
            397      01/09 at $45 ............................           103,221
                                                                 ---------------
                     TOTAL WRITTEN PUT OPTIONS (Premiums
                        Received $293,942) ...................   $       212,631
                                                                 ---------------
                     TOTAL OPEN OPTIONS WRITTEN -- 2.00%
                        (Premiums Received $2,996,787) .......   $     3,941,550
                                                                 ===============

Percentages are based on net assets of $197,140,365.

(a)  Non-income producing security.

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                        Notes to the Financial Statements
                          November 30, 2008 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Arbitrage Fund (the "Trust") was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The one series presently authorized is The Arbitrage Fund (the "Fund"), a diversified series, which offers two classes of shares. Class R shares and Class I shares commenced operations on September 17, 2000 and October 17, 2003, respectively.

The investment objective of the Fund is to achieve capital growth by engaging in merger arbitrage.

The Fund's two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares are subject to an annual distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares, whereas Class I shares are not subject to any distribution fees.

The following is a summary of the Fund's significant accounting policies:

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions, that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2008 (Unaudited)

Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service (see Note
6). As of November 30, 2008, there were no securities valued in accordance with the fair value procedures.

In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on June 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

- Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

- Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

- Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at November 30, 2008:

                                  LEVEL 1       LEVEL 2      LEVEL 3        TOTAL
                               ------------   -----------   ---------   ------------
Investments in securities      $192,538,945   $11,800,245     $ --      $204,339,190
Investments in securities
   sold short                   (29,621,664)           --       --       (29,621,664)
Open options written             (3,941,550)           --       --        (3,941,550)
Other financial instruments*     (1,949,024)           --       --        (1,949,024)
                               ------------   -----------     ----      ------------
Total                          $157,026,707   $11,800,245     $ --      $168,826,952
                               ============   ===========     ====      ============

* Other financial instruments are derivative instruments which include equity swap contracts and forward currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2008 (Unaudited)

SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of the Fund is equal to the net asset value per share, except that, shares of each class are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. For the six months ended November 30, 2008, proceeds from redemption fees were $69,339 in Class R and $2,171 in Class I.

INVESTMENT INCOME - Interest income is accrued as earned. Dividend income and expense are recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Fund. The amount of distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to deferred wash sale losses, deferred post October foreign currency loss and constructive gain from sale of securities.

The tax character of dividends and distributions declared during the years ended May 31, 2008 and May 31, 2007 was as follows:

                        Long-Term
  Year      Ordinary     Capital        Total
 Ended       Income       Gains     Distributions
-------   -----------   ---------   -------------
5/31/08   $10,600,214    $400,419    $11,000,633
5/31/07     6,723,349      89,346      6,812,695

ALLOCATION BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate shares of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

SHORT POSITIONS - The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2008 (Unaudited)

purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

WRITTEN OPTION TRANSACTIONS - The Fund may write (sell) covered call options to hedge portfolio investments. Put options may also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

EQUITY SWAP CONTRACTS - The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. An equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian and/or counterparty's broker. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. As of November 30, 2008, the Fund had long equity swap contracts outstanding with a market value of $3,498,055.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2008 (Unaudited)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2008:

Cost of portfolio investments (including equity swap
   contracts, securities sold short and written options)   $177,609,712
                                                           ============
Gross unrealized appreciation                              $ 17,033,402
Gross unrealized depreciation                               (20,369,083)
                                                           ------------
Net unrealized depreciation                                $ (3,335,681)
                                                           ============

As of May 31, 2008, the components of Distributable Earnings on a tax basis were as follows:

Undistributed ordinary income                      $ 8,206,185
Post October losses                                   (605,521)
Post October currency losses                        (2,096,343)
Net unrealized depreciation                           (853,859)
Net unrealized depreciation on translation of
   assets and liabilities in foreign currencies       (557,375)
Other temporary differences                            554,271
                                                   -----------
Total Distributable Earnings                       $ 4,647,358
                                                   ===========

On July 13, 2006, the FASB released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Effective November 30, 2007, the Fund adopted FIN 48. Based on its analysis, management has reviewed all open tax years (2005-2008) and has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and ongoing analyses of and changes to tax laws, regulations and interpretations thereof.

2. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2008, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, U.S.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2008 (Unaudited)

government securities, equity swap contracts, options and short positions, amounted to $1,094,380,347 and $981,078,852, respectively.

A summary of put and call option contracts written during the six months ended November 30, 2008 is as follows:

                                                       OPTION       OPTION
                                                     CONTRACTS     PREMIUMS
                                                     ---------   -----------
Options outstanding at beginning of period             12,218    $ 1,063,309
Options written                                       139,971     12,839,063
Options canceled in a closing purchase transaction    (19,943)    (1,816,363)
Options exercised                                     (16,702)    (2,094,181)
Options expired                                       (94,782)    (6,995,041)
                                                      -------    -----------
Options outstanding at end of period                   20,762    $ 2,996,787
                                                      =======    ===========

3. LINE OF CREDIT

The Fund entered into an agreement which enables them to participate in a $10,000,000 unsecured committed revolving line of credit with State Street Bank and Trust Company (the "Custodian"). Borrowings will be made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Fund. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Custodian's overnight federal funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum payable at the end of each calendar quarter, is accrued by the Fund based on its average daily unused portion of the line of credit. Such fees are included in custodian and bank service fees on the Statement of Operations.

As of November 30, 2008, the Fund had borrowings outstanding of $10,000,000. For the six months ended November 30, 2008, the Fund had average borrowings of $5,156,780 over a period of 59 days at a weighted average interest rate of 2.03%. Interest accrued on the borrowings during the six month period ended November 30, 2008 was $16,935.

4. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

The Fund's investments are managed by Water Island Capital, LLC (the "Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, as amended and restated on October 1, 2007, the Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million and 1.00% for amounts over $500 million, based on the Fund's average daily net assets. Prior to October 1, 2007, the Fund paid the Adviser a fee, which was computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund's average daily net assets.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2008 (Unaudited)

Effective October 1, 2007, the Adviser has contractually agreed, at least until August 31, 2012, to waive its advisory fee and/or reimburse the Fund's other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of 1.88% of the Fund's average daily net assets attributable to Class R shares and 1.63% of the Fund's average daily net assets attributable to Class I shares. Prior to October 1, 2007, the Adviser had contractually agreed, at least until August 31, 2012, to waive its advisory fee and/or reimburse the Fund's other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities) exceeded the annual rate of 1.95% of the Fund's average daily net assets attributable to Class R shares and 1.70% of the Fund's average daily net assets attributable to Class I shares. Accordingly, for the six months ended November 30, 2008, the Adviser waived $9,432 of its advisory fee.

The Adviser is permitted to recapture fees waived or expenses reimbursed to the extent actual fees and expenses for a period are less than the expense limitation of each class, provided, however, that the Adviser shall only be entitled to recapture such amounts for a period of three years from the end of the fiscal year during which such amount was waived or reimbursed. The Adviser cannot recapture any expenses or fees it waived or reimbursed prior to October 1, 2007 under the prior Expense Waiver and Reimbursement Agreement. The Adviser can recapture any expenses or fees it has waived or reimbursed after October 1, 2007 within a three-year period subject to the applicable annual rate of 1.88% for Class R shares and 1.63% for Class I shares. As of November 30, 2008, the Adviser may in the future recapture from the Fund fees waived and expenses reimbursed totaling $239 of which $239 expires November 30, 2011. During the six months ended November 30, 2008, the Adviser was reimbursed previously waived fees in the amount of $17,350.

Certain officers of the Trust are also officers of the Adviser. Effective October 1, 2004, the Vice President of the Trust also serves as Chief Compliance Officer ("CCO") of the Trust and of the Adviser. The Fund pays the Adviser 15% of the CCO's salary for providing CCO services.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, SEI Investments Global Funds Services ("SEIGFS") supplies administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services including fund accounting services, SEIGFS receives a monthly fee at an annual rate of 0.10% of the Fund's average daily net assets up to $250 million; 0.095% of such assets on the next $250 million; and 0.08% of such assets in excess of $500 million, subject to a minimum annual fee of $200,000 for

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2008 (Unaudited)

the period beginning September 1, 2008 and ending August 31, 2009. The minimum annual fee increases to $225,000 for the period beginning September 1, 2009 and ending August 31, 2011, pursuant to the current Administration Agreement between SEIGFS and the Fund dated May 17, 2005, as amended July 25, 2008. Prior to September 1, 2008, SEIGFS received a monthly fee at an annual rate of 0.10% of the Fund's average daily net assets up to $500 million; and 0.08% of such assets in excess of $500 million, subject to a minimum fee of $150,000 per year. For the six months ended November 30, 2008, SEIGFS was paid $98,829 under the administration agreement. Certain officers of the Trust are also officers of SEIGFS. Such officers are paid no fees by the Trust for serving as officers of the Trust.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and DST Systems, Inc. ("DST"), DST maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, DST receives from the Fund a monthly complex minimum fee, including two cusips, at an annual rate of $50,000 per year. For each cusip thereafter, an additional fee is applied at a minimum fee of $17,500 per cusip per year. For the six months ended November 30, 2008, DST was paid $51,472 under the transfer agent and shareholder services agreement.

DISTRIBUTION AGREEMENT

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for Class R shares, which permits Class R to pay for expenses incurred in the distribution and promotion of Class R shares. Under the Plan, Class R may pay compensation to any broker-dealer with whom the distributor or the Fund, on behalf of Class R shares, has entered into a contract to distribute Class R shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% annually of the average daily net assets allocable to Class R shares. During the six months ended November 30, 2008, the Fund paid Class R distribution expenses of $143,678 pursuant to the Plan.

Under the terms of a Distribution Agreement between the Trust and SEI Investments Distribution, Co. (the "Distributor"), the Distributor serves as principal underwriter and national distributor for the shares of the Fund. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commissions or sales loads for providing services to the Fund. The Distributor is an affiliate of SEI Investments Global Funds Services.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2008 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:


                                                  SIX MONTHS
                                                     ENDED         YEAR
                                                 NOVEMBER 30,      ENDED
                                                     2008         MAY 31,
                                                  (UNAUDITED)      2008
                                                 ------------   ----------
CLASS R
Shares sold                                        3,599,688     4,797,247
Shares issued in reinvestment of distributions            --       419,178
Shares redeemed                                   (2,616,677)   (2,279,530)
                                                  ----------    ----------
Net increase in shares outstanding                   983,011     2,936,895
Shares outstanding at beginning of period          8,761,989     5,825,094
                                                  ----------    ----------
Shares outstanding at end of period                9,745,000     8,761,989
                                                  ==========    ==========

CLASS I
Shares sold                                        2,048,088     2,665,511
Shares issued in reinvestment of distributions            --       361,043
Shares redeemed                                   (1,731,697)   (3,764,040)
                                                  ----------     ---------
Net increase (decrease) in shares outstanding        316,391      (737,486)
Shares outstanding at beginning of period          6,317,846     7,055,332
                                                  ----------    ----------
Shares outstanding at end of period                6,634,237     6,317,846
                                                  ==========    ==========

6. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2008 (Unaudited)

U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

7. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. SECURITIES LENDING

In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it has the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. There were no securities on loan as of November 30, 2008.

9. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund enters into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2008 (Unaudited)

10. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

                               THE ARBITRAGE FUND
                     Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                               THE ARBITRAGE FUND
              Disclosure of Fund Expenses (Unaudited) (Continued)

THE ARBITRAGE FUND - CLASS R

                                    BEGINNING          ENDING         ANNUALIZED
                                  ACCOUNT VALUE     ACCOUNT VALUE      EXPENSE      EXPENSES PAID
                                  JUNE 1, 2008    NOVEMBER 30, 2008     RATIOS     DURING PERIOD*
                                  -------------   -----------------   ----------   --------------
Based on Actual Fund Return         $1,000.00         $  935.90          2.39%         $11.57
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00         $1,013.05          2.39%         $12.03

* Expenses are equal to the Fund's Class R annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE ARBITRAGE FUND - CLASS I

                                    BEGINNING          ENDING         ANNUALIZED
                                  ACCOUNT VALUE     ACCOUNT VALUE      EXPENSE      EXPENSES PAID
                                  JUNE 1, 2008    NOVEMBER 30, 2008     RATIOS     DURING PERIOD*
                                  -------------   -----------------   ----------   --------------
Based on Actual Fund Return         $1,000.00         $  936.70          2.14%         $10.36
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00         $1,014.30          2.14%         $10.78

* Expenses are equal to the Fund's Class I annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                               THE ARBITRAGE FUND
                              Portfolio Information
                          November 30, 2008 (Unaudited)

SECTOR WEIGHTING (as a percentage of total investments)

The following chart shows the Fund's sector weightings as of the report date.

                                  (PIE CHART)

Financials                   28.75%
Health Care                  20.23%
Information Technology       19.29%
Materials                    10.28%
Energy                        6.73%
Consumer Staples              5.04%
Utilities                     3.24%
Industrials                   2.14%
Consumer Discretionary        2.09%
Telecommunication Services    1.76%
Time Deposit                  0.28%
Option Contracts              0.17%

                               THE ARBITRAGE FUND
                          Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                           (THE ARBITRAGE FUND LOGO)
                                  800-295-4485
                               www.thearbfund.com

ADVISER          WATER ISLAND CAPITAL, LLC
                 41 Madison Avenue
                 28th Floor
                 New York, NY 10010

DISTRIBUTOR      SEI INVESTMENTS DISTRIBUTION CO.
                 One Freedom Valley Drive
                 Oaks, PA 19456

TRANSFER AGENT   DST SYSTEMS, INC.
                 P.O. Box 219842
                 Kansas City, MO 64121-9842

CUSTODIAN        STATE STREET BANK AND TRUST COMPANY
                 225 Liberty Street
                 New York, NY 10281


ARB (1/09)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Arbitrage Funds


By (Signature and Title)*                  /s/ John S. Orrico
                                           ------------------------------
                                           John S. Orrico
                                           President and Treasurer

Date: February 6, 2009





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ John S. Orrico
                                           ------------------------------
                                           John S. Orrico
                                           President and Treasurer

Date: February 6, 2009


By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           ------------------------------
                                           Eric Kleinschmidt
                                           Chief Financial Officer

Date: February 6, 2009

* Print the name and title of each signing officer under his or her signature.